Business Combinations - Schedule of Provisional Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024
Net assets acquired:
Cash		$ 1,000
Accounts receivable	$ 257	11,999
Inventories		27,706
Prepaid expenses and other current assets	387	2,219
Property and equipment	241	5,867
Operating lease right-of-use assets	313	2,506
Other noncurrent assets	552	541
Intangibles	25,922
Contract liabilities	(11,073)
Deferred revenue		(7,361)
Accounts payable	(184)	(5,270)
Accrued expenses and other current liabilities	(1,322)
Operating lease liabilities	(215)	2,963
Fair value of net tangible assets acquired	14,878
Goodwill recognized	42,911	$ 54,500
Consideration transferred	57,789
SunPower Acquisition [Member]
Net assets acquired:
Cash	1,000
Accounts receivable	16,614
Inventories	48,388
Prepaid expenses and other current assets	2,219
Property and equipment	5,867
Operating lease right-of-use assets	2,506
Other noncurrent assets	541
Intangibles	15,894
Deferred revenue	(7,361)
Accounts payable	(5,270)
Accrued expenses and other current liabilities	(13,955)
Operating lease liabilities	(2,963)
Other long-term liabilities	(8,980)
Fair value of net tangible assets acquired	54,500
Goodwill recognized
Consideration transferred	54,500
Provisional Fair Values [Member] | SunPower Acquisition [Member]
Net assets acquired:
Cash	1,000
Accounts receivable	16,614
Inventories	27,706
Prepaid expenses and other current assets	2,219
Property and equipment	5,867
Operating lease right-of-use assets	2,506
Other noncurrent assets	541
Intangibles	18,100
Deferred revenue	(7,361)
Accounts payable	(5,270)
Accrued expenses and other current liabilities	(13,955)
Operating lease liabilities	(2,963)
Other long-term liabilities	(8,980)
Fair value of net tangible assets acquired	36,024
Goodwill recognized	18,476
Consideration transferred	54,500
Measurement Period Adjustment [Member] | SunPower Acquisition [Member]
Net assets acquired:
Cash
Accounts receivable
Inventories	20,682
Prepaid expenses and other current assets
Property and equipment
Operating lease right-of-use assets
Other noncurrent assets
Intangibles	(2,206)
Deferred revenue
Accounts payable
Accrued expenses and other current liabilities
Operating lease liabilities
Other long-term liabilities
Fair value of net tangible assets acquired	18,476
Goodwill recognized	(18,476)
Consideration transferred